Net Loss Per Share (Details) - Schedule of antidilutive securities, include outstanding stock options, warrants, convertible debt excluded from the computation of diluted net loss per share - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	15,961,310	14,092,085	11,727,977	14,092,085	23,124,339	15,936,458
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	11,399,635	11,584,747	11,399,635	11,584,747	10,975,222	10,087,294
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	4,233,333				12,149,117	5,849,164